SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details)	12 Months Ended
Mar. 31, 2013
Stock Options To Purchase	2,275,000
Common Shares Issuable Under Convertible Note	1,427,106
Warrant [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	1,080,000